Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Aug. 23, 2012	Dec. 31, 2014	Dec. 31, 2013
Fair value step up of acquired inventory sold							$ 31,100,000	$ 72,600,000
Quantifying Misstatement in Current Year Financial Statements, Amount	3,800,000										400,000
Successor [Member]
Fair value step up of acquired inventory sold									0		0	103,700,000
Total revenue	1,087,000,000	1,115,800,000	1,134,300,000	1,054,400,000	1,106,700,000	1,082,800,000	1,122,200,000	675,100,000	0	0	4,391,500,000	3,986,800,000
Cost of goods sold	723,100,000	728,100,000	742,500,000	703,500,000	706,100,000	739,100,000	788,500,000	539,100,000	0		2,897,200,000	2,772,800,000
Net income (loss)	900,000	(18,300,000)	55,800,000	(3,700,000)	(47,000,000)	6,400,000	(21,800,000)	(156,500,000)	(29,000,000)		34,700,000	(218,900,000)
Net income (loss) attributable to controlling interests	(2,200,000)	(19,900,000)	53,800,000	(4,300,000)	(49,300,000)	5,000,000	(22,800,000)	(157,800,000)	(29,000,000)		27,400,000	(224,900,000)
Basic net income (loss) per share	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00		$ 0.12	$ (0.97)
Diluted net income (loss) per share	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00		$ 0.12	$ (0.97)
Prior Period Reclassification Adjustment [Member]
Net income (loss)			2,500,000	2,800,000	2,000,000	1,400,000	5,100,000	3,000,000
Net income (loss) attributable to controlling interests			2,500,000	2,800,000	2,000,000	1,400,000	5,100,000	3,000,000
Pension Plan [Member] | Successor [Member]
Recognized gain (loss) due to curtailments									0		7,300,000	0
Pension Plan [Member] | Selling, General and Administrative Expenses [Member] | Successor [Member]
Recognized gain (loss) due to curtailments		7,300,000	7,700,000								7,300,000
Carlyle Investment Management Llc [Member] | Successor [Member]
Pre tax charge related to management agreement	$ 13,400,000										$ 13,400,000